CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income	$ 8,860,491	$ 19,493,171	$ 21,574,076
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	2,252,552	1,996,753	170,446
Depreciation and amortization	2,629,532	2,320,731	871,408
Share of profits in equity method investees, net of gain/loss on disposals	(1,139,650)	(4,224,281)	(493,573)
Deferred income taxes	424,099	(812,262)	(2,510,931)
Loss on disposal of property and equipment	3,891	12,325	43,422
Write-off of other receivable		(155,171)
Changes in assets and liabilities:
Accounts receivable	(948,526)	(984,291)	361,301
Inventories	(41,316)
Due from related party	16,608	(202,267)
Prepayments and other current assets	(232,860)	360,721	(76,423)
Other assets	(565,770)	(713,993)	(1,040,813)
Accounts payable	212,806	(122,878)	344,698
Income taxes payable	(2,237,032)	2,187,076	(21,917)
Due to related parties	76,613	(25,711)	38,826
Advance from customers	(2,081,132)	1,539,111	5,187,295
Deferred revenue	(851,429)	2,129,741	8,878,856
Accrued expenses and other current liabilities	160,218	(412,638)	3,685,152
Return on investment in equity investees	623,120
Net cash provided by operating activities	7,162,215	22,386,137	37,011,823
Investing activities:
Purchases of property and equipment	(336,612)	(826,122)	(2,973,520)
Purchase of intangible asset	(1,398,020)	(1,233,020)
Lending of loans receivable	(79,548)
Loan to a related party	(76,366)
Collection of amounts due from a related party	76,366		56,114
Payment of loans to shareholders of a VIE			(366,129)
Cash paid to acquire equity method investees	(6,957,520)	(1,118,538)	(493,185)
Proceeds from sale of equity method investees	1,041,124	3,885,000
Net cash provided by (used in) investing activities	(7,730,576)	707,320	(3,776,720)
Financing activities:
Proceeds from issuance of ordinary shares		69,414,516
Issuance cost of ordinary shares	(340,713)	(6,943,426)	(414,430)
Cash dividends paid		(8,950,000)	(1,050,000)
Proceeds from exercise of share options	275,825
Capital contribution from noncontrolling interest	78,979
Repurchase of ordinary shares	(1,681,520)	(562,502)
Net cash provided by (used in) financing activities	(1,667,429)	52,958,588	(1,464,430)
Effect of exchange rate changes	127,564	1,539,719	481,556
Net increase in cash and cash equivalents	(2,108,226)	77,591,764	32,252,229
Cash and cash equivalents, beginning of the year	120,678,898	43,087,134	10,834,905
Cash and cash equivalents, end of the year	118,570,672	120,678,898	43,087,134
Supplemental disclosure of cash flow information:
Income taxes paid	950,028	352,255	21,917
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in accrued expenses		80,942	76,567
Initial public offering costs not yet paid		$ 761,894	$ 252,060